PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Purchase commitments	$ 24,734	$ 24,432
Guarantees, pledges and other collateral	5,021	4,424
Non-cancellable operating leases	1,311	1,312
Capital expenditure commitments	878	466
Other commitments	1,206	1,432
Total	$ 33,150	$ 32,066